Affiliate Transactions - Narrative (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Accounts payable - affiliate	$ 33,780	$ 33,780	$ 0